SEGMENT INFORMATION (Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 111,995	$ 111,977
Depreciation expenses	3,941	3,636	$ 2,781
Expenditure for segment assets	2,884	5,894	3,347
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	29,411	28,885
Depreciation expenses	1,299	1,199	1,127
Expenditure for segment assets	1,769	1,437	1,075
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	35,067	34,729
Depreciation expenses	1,029	898	789
Expenditure for segment assets	866	1,266	1,400
MRO services for Aviation Components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	27,276	27,246
Depreciation expenses	653	542	669
Expenditure for segment assets	847	2,686	821
Overhaul and coating of jet engine components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	11,915	11,616
Depreciation expenses	960	997	196
Expenditure for segment assets	402	505	$ 51
Amounts not allocated to segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 8,326	9,500
Depreciation expenses
Expenditure for segment assets